Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Increase In Deferred Tax Assets Valuation Allowance	$ 4.6	$ 7.5
Deferred Tax Asset Operating Loss Carryforward	$ 141.7